Debt - Short-term and Long-term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Total debt, net	$ 197,836	$ 340,083	$ 343,144
Current debt, net	1,473	715	14,397
Non-current debt, net	196,363	339,368	328,747
HMH Holding BV And Subsidiaries [Member]
Debt Instrument [Line Items]
Total debt, net		300,000
Current debt, net		715	14,397
Nine Point Eight Seven Five Senior Secured Bonds due 2026 [Member]
Debt Instrument [Line Items]
Total debt, net		0	196,837
Seven Point Eight Seven Five Senior Secured Bonds due 2028 [Member]
Debt Instrument [Line Items]
Total debt, net	196,363	195,636
Seven Point Eight Seven Five Senior Secured Bonds due 2028 [Member] | HMH Holding BV And Subsidiaries [Member]
Debt Instrument [Line Items]
Total debt, net		195,636	0
Shareholder Loans
Debt Instrument [Line Items]
Total debt, net	0	143,732	131,910
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Total debt, net	0	0	14,397
Credit Line in China
Debt Instrument [Line Items]
Total debt, net	$ 1,473	$ 715	$ 0